AXPSM Strategy
                                                                     Aggressive
                                                                           Fund

                                                             2000 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)


American
  Express(R)
Funds

(icon of) ruler



AXP Strategy Aggressive Fund seeks to provide shareholders with long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

                                                            American
                                                              Express
                                                            (R)

Corporate Climbers
All rapidly growing companies pass through various stages. During their middle stage, they're known in the investment world as "mid-caps." Stocks of such companies, which are the main focus of this Fund, offer investors an attractive combination: the potential for above-average corporate growth without the initial risks that are inherent in brand-new businesses.

AXP STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Managers               5
Fund Facts                                7
The 10 Largest Holdings                   8
Making the Most of the Fund               9
The Fund's Long-term Performance         10
Independent Auditors' Report             12
Financial Statements                     13
Notes to Financial Statements            16
Investments in Securities                23
Federal Income Tax Information           39

2000 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares             10p
Valuing Fund Shares                   10p
Investment Options                    10p
Purchasing Shares                     12p
Transactions through Third Parties    15p
Sales Charges                         15p
Exchanging/Selling Shares             19p
Distributions and Taxes               24p
Other Information                     25p
Financial Highlights                  26p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.



Arne H. Carlson


AXP STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

(picture of) Jacob (Jake) Hurwitz
Jacob (Jake) Hurwitz
Portfolio manager

(picture of) Kent A. Kelley
Kent Kelley
Portfolio manager

From the Portfolio Managers

By being well positioned to take advantage of a powerful rally in technology-related stocks, AXP Strategy Aggressive Fund generated an exceptional gain during the past fiscal year. For the 12 months -- April 1999 through March 2000 -- the total return (excluding the sales charge) for the Fund's Class A shares was 100.97%. (A portion of the return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by a like amount at that time.)

With worries about higher interest rates, potentially higher inflation and the possible impact of the Y2K computer bug clouding the environment, the stock market retreated early in the period. But as encouraging reports on inflation and corporate profits began coming in, investors cast aside their concerns and piled back into stocks.

By mid-fall, the market, with additional support from increasing excitement about the potential of the Internet, was in full rally mode, a trend that continued into the early days of January. From that point, the market mostly struggled, as the outlook for interest rates and inflation again took a negative turn. The Fund, however, continued to advance through February, recording a gain of nearly 30% in that month, before slipping back in March.

TECH TAKES OFF
The magic word for the market -- and even more so for the Fund -- during the 12 months was technology. Thanks to its heavy exposure to that sector (nearly 60% of assets at the highest point), the Fund not only out-performed the market during the upturns but it also held up better during the downturns.

Particularly strong were stocks related to the growth of the Internet. Among the Fund's top performers were: Verisign, InfoSpace, Knight-Trimark, Juniper, Covad, PMC Sierra, Peregrine Systems, Mercury Interactive and Allegiance. (Other big winners included Yahoo!, JDS Uniphase, Cisco Systems and America Online. However, because their market values outgrew the mid-capitalization category, we sold them before the period ended.) Aside from technology,

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 2000

IDEC Pharmaceuticals and Alkermes, both in the biotechnology sector, experienced sharp gains, while Kansas City Southern, with a strong presence in financial services, performed quite well, and Univison, a media company, was also up strongly.

There was considerable initial public offering (IPO) activity during the period, and the Fund took part in a number of them. In some cases, we sold the stocks quickly for a profit; other times, we held the shares based on our positive longer-term outlook for the company. In still other cases, we didn't take part in the IPOs, but did buy the stocks later via secondary offerings in order to build a larger position than would have been possible by buying the IPOs. On the whole, participation in new stock issues clearly benefited the Fund's performance.

As the new fiscal year begins, while we don't expect a repeat of the uncommonly strong gain of the past 12 months, we think the outlook for the Fund remains very bright. Patience will be essential, though, because market volatility -- as evidenced by the steep decline among technology-related stocks in April -- is likely to remain high.



Louis Giglio



Jacob (Jake) Hurwitz



Kent A. Kelley


AXP STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

Fund Facts
_______________________________________________________________________________
Class A -- 12-month performance
(All figures per share)
_______________________________________________________________________________

Net asset value (NAV)
March 31, 2000                                                $37.03
March 31, 1999                                                $22.88
Increase                                                      $14.15

Distributions -- April 1, 1999 - March 31, 2000
From income                                                    $1.56
From capital gains                                             $5.82
Total distributions                                            $7.38
Total return*                                               +100.97%**

_______________________________________________________________________________
Class B -- 12-month performance
(All figures per share)
_______________________________________________________________________________

Net asset value (NAV)

March 31, 2000                                                $35.06
March 31, 1999                                                $22.05
Increase                                                      $13.01

Distributions -- April 1, 1999 - March 31, 2000
From income                                                    $1.56
From capital gains                                             $5.82
Total distributions                                            $7.38
Total return*                                                +99.59%**

_______________________________________________________________________________
Class Y -- 12-month performance
(All figures per share)
_______________________________________________________________________________

Net asset value (NAV)
March 31, 2000                                                $37.33
March 31, 1999                                                $23.00
Increase                                                      $14.33

Distributions -- April 1, 1999 - March 31, 2000
From income                                                    $1.56
From capital gains                                             $5.82
Total distributions                                            $7.38
Total return*                                               +101.29%**

 *Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
  distributions reinvested.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

The 10 Largest Holdings

_______________________________________________________________________________
                                     Percent                     Value
_______________________________________________________________________________
                                 (of net assets)        (as of March 31, 2000)
 Finisar                                 2.23%               $74,356,679
 SDL                                     2.18                 72,803,249
 Allegiance Telecom                      2.14                 71,433,749
 PCM-Sierra                              2.14                 71,290,624
 Safeguard Scientifics                   2.08                 69,356,249
 Flextronics Intl                        2.01                 67,056,499
 Mercury Interactive                     2.00                 66,574,437
 Bed Bath & Beyond                       1.84                 61,503,749
 IDEC Pharmaceuticals                    1.84                 61,402,516
 WinStar Communications                  1.75                 58,425,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart
                           The 10 holdings listed here
                           make up 20.21% of net assets

AXP STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

_______________________________________________________________________________
                        How dollar-cost averaging works
_______________________________________________________________________________

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
                               $20
                          $18
                     $16
                $14
$15         $12
$10    $10
$ 5

-------------------------------------------------------------------------------
Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                     $10
            $8             $8
$ 5              $5   $5

-------------------------------------------------------------------------------
Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
            $8
                                $7
$ 5              $6
                      $4   $4

-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 2000

The Fund's Long-term Performance
_______________________________________________________________________________
                How $10,000 has grown in AXP Strategy Aggressive Fund
_______________________________________________________________________________

$80,000


$70,000


$60,000
                                                               Russell Midcap
                                                                 Growth Index
$50,000
                                                            S&P 500 Index


$40,000                                         Lipper Mid-Cap Growth Index

                                              S&P MidCap 400 Index
$30,000


$20,000
                                                                        $63,809
                                                                    AXP Strategy
                                                                 Aggressive Fund
                                                                        Class B
$10,000

'90    '91    '92     '93     '94     '95     '96     '97     '98    '99     '00

_______________________________________________________________________________
Average annual total returns (as of March 31, 2000)
_______________________________________________________________________________

              1 year       5 years    10 years (B)  Since inception (A &Y)
 Class A     +89.41%       +31.94%       --%                +31.78%*
 Class B     +95.59%       +32.45%   +20.36%                    --%
 Class Y    +101.29%       +33.68%       --%                +33.49%*

* Inception date was March 20, 1995.

Assumes: Holding period from 4/1/90 to 3/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $35,573. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to four widely cited performance indexes, Standard & Poor's MidCap 400 Index (S&PMidCap 400 Index), Russell Midcap(R) Growth Index, Lipper Mid-Cap Growth Index and Standard & Poor's 500 Index (S&P 500 Index). Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the S&P 500 Index to the S&P MidCap 400 Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future however, only the S&P MidCap 400 Index will be included. Sales charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

S&P MidCap 400 Index, an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Fund may  invest in stocks  that may not be  listed  in the  index.  Russell
Midcap Growth Index, an unmanaged list of common stocks, measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Lipper Mid-Cap Growth Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #37  to
Registration Statement No. 2-89288 filed on or about May 17, 2000, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Strategy Aggressive Fund Fiscal year ended March 31, 2000

Class A

Income distribution taxable as dividend income, 0.38% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1999                                 $1.56299

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1999                                 $5.81796
Total distributions                           $7.38095

The distribution of $7.38095 per share, payable Dec. 23, 1999, consisted of $1.56299 from net short-term capital gains and $5.81796 from net long-term capital gains.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

Class B

Income distribution taxable as dividend income, 0.38% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1999                                 $1.56299

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1999                                 $5.81796
Total distributions                           $7.38095

The distribution of $7.38095 per share, payable Dec. 23, 1999, consisted of $1.56299 from net short-term capital gains and $5.81796 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, 0.38% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1999                                 $1.56299

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1999                                 $5.81796
Total distributions                           $7.38095

The distribution of $7.38095 per share, payable Dec. 23, 1999, consisted of $1.56299 from net short-term capital gains and $5.81796 from net long-term capital gains.

AXP STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

American
  Express(R)
Funds

AXP Strategy Aggressive Fund
200 AXP Financial Center
Minneapolis, MN 55474

                                PRSRT STD AUTO
                                 U.S. POSTAGE
                                    PAID
                                  AMERICAN                     American
                                   EXPRESS                       Express
                                                              (R)

                                                                S-6381 J (5/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.